Employee Benefits	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

 Note 16 – EMPLOYEE BENEFITS

The Company has made the required employee benefit contributions in accordance with relevant rules and regulations in the PRC. Such contributions include funding for retirement insurance, unemployment insurance, medical insurance, work injury insurance, maternity insurance and housing fund. The Company recorded the contributions in salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of its employees, up to a maximum amount specified by the local government. The contributions made by the Company were US$30,522, US$7,390 and nil for the years ended March 31, 2025, 2024 and 2023, respectively.